Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2023
Assets:
Cash and cash equivalents	$ 4,902		$ 4,902		$ 1,346	$ 7,913
Restricted cash						64
Investments, at fair value	243,978		243,978		291,371	329,119
Other assets	54,339		54,339		49,144	14,699
Total assets	316,233		316,233		354,875	368,501
Liabilities:
Accounts payable and accrued expense	234,348		234,348		156,770	157,157
Other liabilities	29,861		29,861		24,381	31,727
Total liabilities	368,534		368,534		299,274	309,567
Equity:
Treasury stock	(3,444)		(3,444)		(3,444)	(3,444)
Noncontrolling interests	80,062		80,062		132,076	42,231
Accumulated other comprehensive income (loss)	90		90		(2)	276
Total equity (deficit)	(142,827)	$ (13,192)	(142,827)	$ (13,192)	(34,925)	(192,118)	$ (120,397)	$ (148,290)	$ 1,728,413
Revenues
Investment income (loss), net	(3,162)	8,541	(15,938)	19,569	(6,500)	4,791
Loss on financial instruments, net	211	(179)	166	(1,362)	(2,242)	(104,521)
Interest and dividend income	10	12	20	24	44	457
Other income					2	212
Total revenues	(2,763)	8,561	(15,386)	18,607	(7,943)	(98,696)
Operating expenses
Interest expense	4,898	4,320	8,313	8,608	14,908	17,559
Provision for credit losses		476		1,000	1,000	6,016
Professional services	5,331	7,257	13,288	12,801	23,235	29,999
Other expenses	2,443	2,790	4,934	5,871	11,529	21,854
Total operating expenses	15,101	22,276	95,126	(12,016)	16,242	2,549,850
Net income (loss)	(17,907)	9,747	(110,555)	54,057	(803)	(2,658,180)
Net income (loss) attributable to noncontrolling interests	18,971	7,590	51,167	15,303	69,789	579,332
Loss on extinguishment of debt, net						(8,846)
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Investments, at fair value					291,371	329,113
Operating expenses
Net income (loss) attributable to noncontrolling interests	9,780	4,523	25,992	5,049	34,914	44,175
Customer ExAlt Trusts [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Cash and cash equivalents	3,400		3,400		717	963
Restricted cash						64
Investments, at fair value	243,978		243,978		291,371	329,113
Other assets	763		763		378	30
Total assets	248,141		248,141		292,466	330,170
Liabilities:
Accounts payable and accrued expense	3,250		3,250		3,107	1,670
Other liabilities	136		136		95	109
Total liabilities	3,386		3,386		3,202	1,779
Equity:
Treasury stock	(3,444)		(3,444)		(3,444)	(3,444)
Noncontrolling interests	(228,549)		(228,549)		(201,518)	(165,712)
Accumulated other comprehensive income (loss)	90		90		(2)	276
Total equity (deficit)	(231,903)		(231,903)		(204,964)	(168,880)
Revenues
Investment income (loss), net	(3,162)	8,541	(15,938)	19,569	(6,500)	4,791
Loss on financial instruments, net	379	572	304	(603)	(1,776)	(102,584)
Interest and dividend income						10
Other income					2	215
Total revenues	(2,783)	9,113	(15,634)	18,966	(8,274)	(97,568)
Operating expenses
Interest expense						4,091
Provision for credit losses		476		998	998	254
Professional services	621	571	1,028	1,193	2,137	3,277
Other expenses	471	189	865	309	794	1,191
Total operating expenses	1,092	1,236	1,893	2,500	3,929	8,813
Net income (loss)	(3,875)	7,877	(17,527)	16,466	(12,203)	(115,227)
Net income (loss) attributable to noncontrolling interests	$ (9,780)	$ (4,523)	$ (25,992)	$ (5,049)	(34,914)	(44,175)
Loss on extinguishment of debt, net						$ 8,846